Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,252	$ 1,422	$ 1,266	$ 1,422	$ 1,588
Realized	(1)	1	(1)		(6)
Unrealized	56	35	(15)	91	(31)
Net unrealized gains (losses) included in OCI	12	(8)	37	4	101
Transfer in to Level 3	2			2	10
Transfer out of Level 3		(2)	(13)	(2)	(21)
Purchases/Issuances	141	97	80	238	141
Sales/Settlements	(333)	(293)	(130)	(626)	(558)
Closing balance	1,129	1,252	1,224	1,129	1,224
Opening balance	(1,235)	(1,995)	(1,088)	(1,995)	(1,009)
Realized	(11)	7	(13)	(16)
Unrealized	2	324	(485)	340	(722)
Transfer in to Level 3	(3)			(3)
Transfer out of Level 3	13	380	14	391	78
Purchases/Issuances	(20)	(13)	(86)	(33)	(109)
Sales/Settlements	91	62	172	153	276
Closing balance	(1,163)	(1,235)	(1,486)	(1,163)	(1,486)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(428)	(409)	(811)	(409)	(742)
Realized	(12)	7	(15)	(17)	(7)
Unrealized	40	(63)	38	(9)	(118)
Transfer in to Level 3	(2)			(2)
Transfer out of Level 3	2	2	1	2	3
Purchases/Issuances	(20)	(9)	(85)	(29)	(106)
Sales/Settlements	78	44	178	122	276
Closing balance	(342)	(428)	(694)	(342)	(694)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(753)	(1,533)	(213)	(1,533)	(136)
Unrealized	(36)	387	(522)	351	(604)
Transfer out of Level 3	8	378		386	2
Purchases/Issuances		(3)		(3)
Sales/Settlements	13	18	(9)	31	(6)
Closing balance	(768)	(753)	(744)	(768)	(744)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	43	18	25	18	35
Unrealized	2	23	(8)	25	(19)
Purchases/Issuances	5	2		7
Sales/Settlements					1
Closing balance	50	43	17	50	17
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized	24			24
Closing balance	24			24
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(49)	(50)	(48)	(50)	(54)
Realized	1		2	1	7
Unrealized	(2)	1	(1)	(1)
Closing balance	(50)	(49)	(47)	(50)	(47)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	44	45	43	45	49
Realized	(1)		(2)	(1)	(7)
Unrealized	2	(1)	1	1
Closing balance	45	44	42	45	42
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(5)	(3)	(16)	(3)	(77)
Unrealized		(1)		(1)
Transfer in to Level 3	(1)			(1)
Transfer out of Level 3	3		13	3	73
Purchases/Issuances		(1)	(1)	(1)	(3)
Sales/Settlements			3		6
Closing balance	(3)	(5)	(1)	(3)	(1)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	6	4	16	4	13
Realized			1		1
Unrealized			(1)		(2)
Transfer in to Level 3	2			2	10
Transfer out of Level 3		(2)	(13)	(2)	(21)
Purchases/Issuances	1	4	1	5	3
Sales/Settlements	(3)		(2)	(3)	(2)
Closing balance	6	6	2	6	2
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	478	459	454	459	396
Realized		1		1
Unrealized	26	9		35
Net unrealized gains (losses) included in OCI	9		31	9	78
Purchases/Issuances	142	26	18	168	45
Sales/Settlements	(62)	(17)	(22)	(79)	(38)
Closing balance	593	478	481	593	481
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	305	207	86	207	55
Purchases/Issuances	4	102	61	106	93
Sales/Settlements	(80)	(4)	(37)	(84)	(38)
Closing balance	229	305	110	229	110
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	2	2	2	2
Closing balance	2	2	2	2	2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	374	687	640	687	1,038
Unrealized	2	4	(7)	6	(10)
Net unrealized gains (losses) included in OCI	3	(8)	6	(5)	23
Purchases/Issuances	(11)	(37)		(48)
Sales/Settlements	(188)	(272)	(69)	(460)	(481)
Closing balance	$ 180	$ 374	$ 570	$ 180	$ 570